Common shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Shares Details
Beginning Balance, Shares	58,161,133	53,856,509	53,306,109
Beginning Balance, Amount	$ 88,121,286	$ 85,966,393	$ 85,051,553
Issuance of Common Stock on the Private Placement (see iii), Shares	10,264,946
Issuance of Common Stock on the Private Placement (see iii), Amount	$ 0
Issued on exercise of stock options, Shares	6,667	7,334	565,722
Issued on exercise of stock options, Amount	$ 5,067	$ 5,710	$ 529,255
Rights Offering, net of issue costs (see i), Shares		4,187,290
Rights Offering, net of issue costs (see i), Amount		$ 2,029,867
Shares for Debt, Shares		110,000
Shares for Debt, Amount		$ 89,031
Transfer from contributed capital upon exercise of stock options, Amount	$ 6,441
Stock options proceeds receivable, shares			0
Stock options proceeds receivable, amount			$ (30,285)
Return to Treasury of exercised stock options, Shares			(15,322)
Finder's Fee, Shares	140,812
Finder's Fee, Amount	$ 136,003
Ending Balance, Shares	68,573,558	58,161,133	53,856,509
Ending Balance, Amount	$ 96,656,248	$ 88,121,286	$ 85,966,393